Schedule of Real Estate Securities Holdings in an Unrealized Loss Position and the Associated Intent to Sell (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair Value	$ 566,534
Amortized Cost Basis After Impairment	582,508
Unrealized Credit Losses	(4,770)	[1]
Unrealized NonCredit Losses	(15,974)	[2]
RE Securities Intended to Sell
Fair Value		[3]
Amortized Cost Basis After Impairment		[3]
Unrealized Credit Losses		[1],[3]
Unrealized NonCredit Losses	N/A	[2],[3]
RE Securities More Likely to Sell
Fair Value
Amortized Cost Basis After Impairment
Unrealized Credit Losses		[1]
Unrealized NonCredit Losses	N/A	[2]
RE Securities No Intent to Sell Credit Impaired
Fair Value	1,607
Amortized Cost Basis After Impairment	1,849
Unrealized Credit Losses	(4,770)	[1]
Unrealized NonCredit Losses	(242)	[2]
RE Securities No Intent to Sell Non Credit Impaired
Fair Value	564,927
Amortized Cost Basis After Impairment	580,659
Unrealized Credit Losses		[1]
Unrealized NonCredit Losses	$ (15,732)	[2]

[1]	(B) This amount is required to be recorded as other-than-temporary impairment through earnings. In measuring the portion of credit losses, Newcastle's management estimates the expected cash flow for each of the securities. This evaluation includes a review of the credit status and the performance of the collateral supporting those securities, including the credit of the issuer, key terms of the securities and the effect of local, industry and broader economic trends. Significant inputs in estimating the cash flows include management's expectations of prepayment speeds, default rates and loss severities. Credit losses are measured as the decline in the present value of the expected future cash flows discounted at the investment's effective interest rate.
[2]	(C) This amount represents unrealized losses on securities that are due to non-credit factors and is required to be recorded through other comprehensive income.
[3]	(A) Newcastle may, at times, be more likely than not to be required to sell certain securities for liquidity purposes. While the amount of the securities to be sold may be an estimate, and the securities to be sold have not yet been identified, Newcastle must make its best estimate, which is subject to significant judgment regarding future events, and may differ materially from actual future sales.